Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Variable Interest Entity [Line Items]
Restricted cash	$ 782	$ 978
Financing receivables, net	18,867	21,472	$ 22,294
Equipment on operating leases, net	1,744	1,518
TOTAL ASSETS	46,926	51,913
Debt	26,123	29,594
Total liabilities	42,456	46,936
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	755	971
Financing receivables, net	11,354	11,563
Equipment on operating leases, net		83
TOTAL ASSETS	12,109	12,617
Debt	11,834	11,962
Total liabilities	$ 11,834	$ 11,962